Long-Term Loans - Schedule of Consolidated Balance Sheet (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Schedule of Consolidated Balance Sheet [Abstract]
Non-current liabilities	$ 704,989	$ 2,278,162
Current liabilities	1,449,846	22,573
Total	$ 2,154,835	$ 2,300,735